Financial Assets and liabilities - Summary of Financial Instruments by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 7,559	$ 7,793
Current financial assets	294,433	347,443
Lease liabilities	20,644	19,408
Non-current financial liabilities	498,245	519,862
Lease liabilities	8,550	7,666
Current financial liabilities	301,294	309,370
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,856	7,793
Current financial assets	91,564	217,976
Lease liabilities	20,644	19,408
Non-current financial liabilities	498,245	517,318
Lease liabilities	8,550	7,666
Current financial liabilities	301,294	309,370
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	5,703	0
Current financial assets	202,869	129,467
Non-current financial liabilities	0	2,544
Current financial liabilities	0	0
Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		2,544
Warrants [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0
Warrants [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		2,544
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	477,601	447,751
Current financial liabilities	71,731	163,222
Borrowings [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	477,601	447,751
Current financial liabilities	71,731	163,222
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Current financial assets		138,482
Non-current financial liabilities	221,013
Current financial liabilities		50,159
Trade and other payables | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets		138,482
Non-current financial liabilities	221,013
Current financial liabilities		50,159
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	801	199
Current financial assets	50,048	32,430
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	801	199
Current financial assets	50,048	32,430
Cash banks and short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	244,385	315,013
Cash banks and short term investments [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	41,516	185,546
Cash banks and short term investments [member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	202,869	129,467
Defined benefit asset's plan
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	6,758	7,594
Defined benefit asset's plan | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,055	$ 7,594
Defined benefit asset's plan | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 5,703